Consolidated Statements of Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Other Comprehensive Income
Net income for the year	R$ 4,770,527	R$ 5,001,014	R$ 8,928,258
Other comprehensive income that may be reclassified into income in subsequent periods	34,861	1,523	8,309
Losses on derivative financial instruments	(6,283)	(509)	(2,450)
Taxes	2,136	173	832
Cumulative Translation Adjustments (CTA) on transactions in foreign currency	39,008	1,859	9,927
Other comprehensive income (losses) not to be reclassified into income (losses) in subsequent periods	204,785	(132,131)	(63,151)
Unrealized gains (losses) on financial assets at fair value through other comprehensive income	440	(17)	(625)
Taxes	(150)	6	213
Actuarial gains (losses) and limitation effect of the assets of surplus plan	309,911	(201,660)	(93,492)
Taxes	(105,416)	69,540	30,753
Other comprehensive income (losses)	239,646	(130,608)	(54,842)
Total comprehensive income for the year	R$ 5,010,173	R$ 4,870,406	R$ 8,873,416